Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Current:
Withholding taxes and value added tax payables	$ 5,500	$ 4,741
Contingent consideration (Refer note 5(c) and 5(d))		3,197
Deferred rent (Refer note 4)		649
Other liabilities	1,893	1,707
Total	7,393	10,294
Non-current:
Deferred rent (Refer note 4)		7,780
Other liabilities	164	1,179
Total	$ 164	$ 8,959